UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri               New York, NY              May 13, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $47,259,160.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        FORM 13F INFORMATION TABLE


COLUMN 1             COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5   COLUMN 6      COLUMN 7                 COLUMN 8
                                                 VALUE           SHRS OR    SH/PUT/   INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP                       PRN AMT    PRN CALL  DISCRETION MANAGERS   SOLE      SHARED  NONE
AOL Time Warner Inc  Common          00184A105   $ 2,508,660.00   231,000   SH        Sole       None       231,000
Adobe Sys Inc.       Common          00724F101   $ 2,096,440.00    68,000   SH        Sole       None        68,000
BEA Sys Inc.         Common          073325102   $ 3,660,540.00   361,000   SH        Sole       None       361,000
Brocade Com. Sys.    Common          111621108   $ 1,024,800.00   210,000   SH        Sole       None       210,000
Cisco Sys. Inc.      Common          17275R102   $ 4,088,700.00   315,000   SH        Sole       None       315,000
eBay                 Common          278642103   $ 3,753,640.00    44,000   SH        Sole       None        44,000
EMC Corp             Common          268648102   $ 2,132,850.00   295,000   SH        Sole       None       295,000
Extreme Networks     Common          30226D106   $   701,460.00   162,000   SH        Sole       None       162,000
IBM                  Common          459200101   $ 4,941,090.00    63,000   SH        Sole       None        63,000
Ishares TR           Glmn Schs Soft  464287515   $ 2,063,040.00    84,000   SH        Sole       None        84,000
Juniper Networks     Common          48203R104   $ 1,421,580.00   174,000   SH        Sole       None       174,000
Motorola             Common          620076109   $ 2,065,000.00   250,000   SH        Sole       None       250,000
Network Associates   Common          640938106   $ 1,242,900.00    90,000   SH        Sole       None        90,000
Openwave             Common          683718100   $   488,480.00   344,000   SH        Sole       None       344,000
Overture             Common          69039r100   $ 1,668,700.00   110,000   SH        Sole       None       110,000
Qualcomm             Common          747525103   $ 2,844,000.00    79,000   SH        Sole       None        79,000
Research in Motion   Common          760975102   $ 1,175,400.00    90,000   SH        Sole       None        90,000
SAP                  Common          803054204   $ 2,919,840.00   154,000   SH        Sole       None       154,000
Veritas Software Co  Common          923436109   $ 2,955,120.00   168,000   SH        Sole       None       168,000
Yahoo                Common          984332106   $ 3,506,920.00   146,000   SH        Sole       None       146,000



02075.0001 #404215